Personnel expenses (Details Text) - BRL (R$)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Average Value Of Shares Sanb [Abstract]
Average value of shares SANB11	R$ 28.47	R$ 19.94	R$ 14.96
Pro rata expenses
SOP	R$ 0	R$ 15,789,000
Long-term incentive plan - investment in certificate of deposit of shares	0	9,798,000
Long-term incentive plan - private ultra high	2,935,000	0
Long-term incentive global CRDIV	R$ 4,797,000	0
Long-term incentive global CRDIV
Target price for the executives	19.2893
Variable compensation plan
Variable compensation plan - provision of the deferral - collective identified	R$ 81,838,000	52,500,000	R$ 89,961,000
Variable compensation plan - provision of the deferral - collective unidentified	R$ 124,926,000	R$ 79,794,000	R$ 59,797,000